Financial risk management and fair value estimates (Details) - ARS ($)	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Trade and other payables	$ 9,838,000,000	$ 7,668,000,000
Liquidity Risk [Member]
Statement [Line Items]
Trade and other payables	17,212,000,000	10,421,000,000
Borrowings (excluding finance leases liabilities)	107,941	161,112
Finance leases obligations	5,359	5,307
Derivative Financial Instruments	6	34
Total obligations	130,518,000,000	176,874,000,000
Liquidity Risk [Member] | Less Than 1 year [Member]
Statement [Line Items]
Trade and other payables	15,792	9,971
Borrowings (excluding finance leases liabilities)	40,617	132,974
Finance leases obligations	281	188
Derivative Financial Instruments	6	34
Total obligations	56,696,000,000	143,167,000,000
Liquidity Risk [Member] | Between 1 And 2 Years [Member]
Statement [Line Items]
Trade and other payables	435	222
Borrowings (excluding finance leases liabilities)	27,349	22,572
Finance leases obligations	291	190
Derivative Financial Instruments	0	0
Total obligations	28,075,000,000	22,984,000,000
Liquidity Risk [Member] | Between 2 and 3 years [Member]
Statement [Line Items]
Trade and other payables	358	86
Borrowings (excluding finance leases liabilities)	20,908	4,635
Finance leases obligations	330	200
Derivative Financial Instruments	0	0
Total obligations	21,596,000,000	4,921,000,000
Liquidity Risk [Member] | Between 3 and 4 years [Member]
Statement [Line Items]
Trade and other payables	267	56
Borrowings (excluding finance leases liabilities)	7,025	248
Finance leases obligations	317	213
Derivative Financial Instruments	0	0
Total obligations	7,609,000,000	517,000,000
Liquidity Risk [Member] | More Than 4 Years [Member]
Statement [Line Items]
Trade and other payables	360	86
Borrowings (excluding finance leases liabilities)	12,042	683
Finance leases obligations	4,140	4,516
Derivative Financial Instruments	0	0
Total obligations	$ 16,542,000,000	$ 5,285,000,000